Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments [Abstract]
Schedule of Future Minimum Lease Commitments
The Company leases office facilities under non-cancellable operating leases exceeding one year. Future minimum lease commitments under these leases at March 31, 2013 are as follows:

March 31, 2013
(In thousands)
Remaining 2013	$134
2014	178
2015	127
2016	68
2017	34
Thereafter	—
Total	$541
Future minimum lease commitments under these leases at December 31, 2012 are as follows:

2013	$179,000
2014	178,000
2015	127,000
2016	68,000
2017	34,000
Thereafter	—
Total	$586,000

Schedule of Rent Expense
The following table presents rent expense for the years ended December 31, 2012, 2011 and 2010, respectively.

	For the years ended December 31,
	2012	2,010	2011	2,010	2010
Minimum rentals	$139,000	—	$52,000	—	$65,000
Less: Sublease rentals	7,000	—	—	—	—
	$132,000		$52,000		$65,000